Other Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Government and other subsidies	$ 1,725	$ 1,960	$ 9,129
Others, net	(106)	1,148	(294)
Other income, net	$ 1,619	$ 3,108	$ 8,835